Concentrations of Credit Risk and Major Customers	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Note 18 - CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS

Credit Risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. The Company place cash with high credit quality financial institutions in Singapore, Hongkong and China. As of September 30, 2021 and December 31, 2020, the Company had $792,525 and $148,747 of cash balance held in China banks, respectively. China banks protect consumers against loss if their bank or thrift institution fails, and each of the Company’s bank accounts are insured up to RMB500,000 (approximately $77,000). As a result, cash held in China financial institutions of $253,525 and $69,219 were not insured as of September 30, 2021 and December 31, 2020, respectively. The Company have not experienced any losses in such accounts through September 30, 2021. The Company’s cash position by geographic area was as follows:

	September 30, 2021		December 31, 2020
Country:
Singapore	$131,610	9%	$244,646	37%
China (Hongkong)	479,399	34%	271,212	41%
China (Mainland)	792,525	56%	148,747	22%
Total cash and cash equivalents	$1,403,534	100%	$664,605	100%

Almost all of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, the Company believe that the concentration of credit risk with respect to trade accounts receivable is limited due to generally short payment terms. The Company also perform ongoing credit evaluations of customers to help further reduce potential credit risk.

Customers

For the nine months ended September 30, 2021 and 2020, customers accounting for 10% or more of the Company’s revenues were as follows:

	For the Nine Months Ended September 30,
Customers	2021	2020
A	70%	-%
B	30%	-%
C	-%	100%

As of September 30, 2021, the Company had $1,541,925 accounts receivable with factoring, and nil receivable balance as of December 31, 2020.